Asset Retirement Obligation (Change in Asset Retirement Obligations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in ARO
Balance, January 1	$ 192	$ 174
Additions	11	0
Accretion included in depreciation expense	10	9
Change in FX rate	5	(1)
Revisions in estimated cash flows	2	0
Accretion deferred to regulatory asset (included in PP&E)	0	18
Classified as assets held for sale	(1)	0
Liabilities settled	(2)	(8)
Balance, December 31	$ 217	$ 192